JUNIOR SUBORDINATED NOTES (Details) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 TRANSCANADA PIPELINES LIMITED Junior subordinated notes USD ($)	Dec. 31, 2014 TRANSCANADA PIPELINES LIMITED Junior subordinated notes CAD	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Junior subordinated notes USD ($)	Dec. 31, 2013 TRANSCANADA PIPELINES LIMITED Junior subordinated notes CAD	Dec. 31, 2014 London Interbank Offered Rate (LIBOR) [Member] TRANSCANADA PIPELINES LIMITED Junior subordinated notes
Debt Instrument [Line Items]
Amount outstanding	1,160	1,063	$ 1,000	1,160	$ 1,000	1,063
Effective interest rate (as a percent)			6.50%	6.50%	6.50%	6.50%
Interest rate until May 15, 2017 (as a percent)			6.35%	6.35%
Interest rate margin after May 15, 2017 (as a percent)							2.21%
Optional period for which payment of interest can be deferred			10 years	10 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest to the date of redemption			100.00%	100.00%